RESTRICTED CASH	12 Months Ended
Dec. 31, 2021
RESTRICTED CASH
RESTRICTED CASH

5.     RESTRICTED CASH

Restricted cash represented the proceeds from specialized bank borrowings for hospital construction. Balance of current restricted cash was RMB4,661 and RMB1,387 (US$218), and noncurrent restricted cash was RMB107,470 and RMB138 (US$22) as of December 31, 2020 and 2021, respectively.